Stock-based compensation (Details) - Schedule of stock-based compensation plans - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Schedule of stock-based compensation plans [Abstract]
Cost of revenue	$ 615	$ 23
Engineering, research, and development	596	94
Sales and marketing	1,135	23
General and administrative	2,458	1,518
Total stock-based compensation	$ 4,804	$ 1,658